Fair Value of Financial Instruments - Financial liabilities that are measured at fair value on a recurring basis (Details) - Recurring - Notes payable to sellers - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	$ 12,266	$ 1,257
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	$ 12,266	$ 1,257